Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Current and long-term restricted cash	$ 78.0				$ 23.3				$ 78.0	$ 23.3
Aggregate allowance for doubtful accounts	116.1				122.6				116.1	122.6
Asset retirement obligation	65.1				79.3				65.1	79.3
Amounts attributable to Liberty Global shareholders:
Loss from continuing operations									(980.9)	(882.0)	$ (583.9)
Earnings (loss) from discontinued operations									333.5	(23.7)	971.2
Net earnings (loss) attributable to Liberty Global shareholders	$ (523.4)	$ 157.1	$ (249.9)	$ (78.8)	$ (121.2)	$ (830.1)	$ (11.6)	$ (1.0)	(695.0)	(963.9)	322.8
Liberty Global [Member]
Amounts attributable to Liberty Global shareholders:
Loss from continuing operations									(1,028.5)	(937.6)	(623.7)
Earnings (loss) from discontinued operations									333.5	(26.3)	946.5
Net earnings (loss) attributable to Liberty Global shareholders									$ (695.0)	$ (963.9)	$ 322.8